Leases - Schedule of Cash Flows Related Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash Flows Related Operating Lease Liabilities [Abstract]
2025	$ 245
2026	241
2027	241
2028	140
2029	103
Total lease payments (undiscounted)	970
Less – discount to net present value	(145)
Present value of lease liabilities	$ 825	$ 642